Loan Payables (Tables)	12 Months Ended
Dec. 31, 2022
Loans Payables [Abstract]
Schedule of Loan Payables	Loan payables were as follows as of the respective balance sheet dates:
	As of December 31,
	2021	2022
	RMB	RMB	US$
Loan payables, current portion	500	6,500	942
Loan payables, non-current portion	6,500	-	-
	7,000	6,500	942